Label	Element	Value
Additional paid-in capital [member]
Equity	ifrs-full_Equity	$ 297,819,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	1,721,000
Issued capital [member]
Equity	ifrs-full_Equity	$ 2,416,256,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	297,700,295
Retained earnings [member]
Equity	ifrs-full_Equity	$ (1,388,779,000)